Net Loss per Common Share	3 Months Ended
Mar. 31, 2018
Earnings Per Share [Abstract]
Net Loss per Common Share
(9)	Net Loss per Common Share

The following potentially dilutive securities were excluded from the computation of earnings per share as of March 31, 2018 and March 31, 2017 because their effects would be anti-dilutive:

	March 31,
	2018	2017
Warrants	1,014,041	41

Total	1,014,041	41